TRADE RECEIVABLES AND OTHER	12 Months Ended
Dec. 31, 2019
Trade and other receivables [abstract]
TRADE RECEIVABLES AND OTHER
NOTE 15 - TRADE RECEIVABLES AND OTHER
Trade receivables and other are comprised of the following:

	At December 31, 2019		At December 31, 2018
(in millions of Euros)	Non-current	Current	Non-current	Current
Trade receivables - gross	—	395	—	483
Impairment	—	(2)	—	(2)
Total trade receivables - net	—	393	—	481
Income tax receivables	35	22	28	43
Other taxes	—	35	—	33
Contract assets	16	2	28	2
Prepaid expenses	1	8	1	12
Other	8	14	7	16
Total other receivables	60	81	64	106
Total trade receivables and other	60	474	64	587

15.1 Contract assets

	At December 31, 2019		At December 31, 2018
(in millions of Euros)	Non-current	Current	Non-current	Current
Unbilled tooling costs	16	—	26	—
Other	—	2	2	2
Total Contract assets	16	2	28	2

15.2 Aging
The aging of total trade receivables - net is as follows:

(in millions of Euros)	At December 31, 2019	At December 31, 2018
Not past due	380	453
1 – 30 days past due	10	23
31 – 60 days past due	3	2
61 – 90 days past due	—	2
Greater than 90 days past due	—	1
Total trade receivables - net	393	481

Impairment allowance
Revisions to the impairment allowance arising from changes in estimates are included as either additional allowance or recoveries. An allowance was recognized for €0.4 million during the year ended December 31, 2019 (€1.1 million reversal of allowance recognized during the year ended December 31, 2018).
None of the other amounts included in Other receivables were deemed to be impaired.
The maximum exposure to credit risk at the reporting date is the carrying value of each class of receivable shown above. The Group does not hold any collateral from its customers or debtors as security.
15.3 Currency concentration
The composition of the carrying amounts of total Trade receivables – net by currency is shown in Euro equivalents as follows:

(in millions of Euros)	At December 31, 2019	At December 31, 2018
Euro	126	177
U.S. Dollar	251	284
Swiss franc	3	4
Other currencies	13	16
Total trade receivables - net	393	481

15.4 Factoring arrangements
The Group factors trade receivables in France by entering into factoring agreements with a third party for a maximum capacity of €235 million. This agreement matures on October 29, 2021.
The Group factors trade receivables in Germany, Switzerland and Czech Republic by entering into factoring agreements with a third party for a maximum capacity of €150 million. This agreement matures on October 29, 2021. In addition, the Group sells receivables from one of its German customers under an uncommitted factoring facility whereby receivables sold are confirmed by the customer.
Constellium Automotive USA LLC entered into a factoring agreement which provides for the sale of specific account receivables up to a maximum capacity of $33 million. The facility was amended, on December 10, 2019, to decrease its maximum capacity to $25 million and to extend its maturity to December 10, 2020.
Muscle Shoals entered into a factoring agreement that provides for the sale of specific trade receivables up to a maximum capacity of $375 million. The facility was amended, on September 30, 2019, to decrease its maximum capacity to $300 million and to extend its maturity to September 30, 2021.
Under the Group’s factoring agreements, most of the trade receivables are sold without recourse. Where the Group has transferred substantially all the risks and rewards of ownership of the receivables, the receivables are derecognized. Some remaining receivables do not qualify for derecognition under IFRS 9 - Financial Instruments, as the Group retains substantially all the associated risks and rewards.
Under the agreements, at December 31, 2019, the total carrying amount of the original assets factored is €574 million (December 31, 2018: €601 million) of which:

•
€463 million (December 31, 2018: €446 million) have been derecognized from the Consolidated Statement of Financial Position as the Group transferred substantially all of the associated risks and rewards to the factor;

•	€111 million (December 31, 2018: €155 million) were recognized on the Consolidated Statement of Financial Position.
There was no debt due to the factor relating to trade account receivables sold at December 31, 2019 and 2018.
Covenants
The factoring arrangements contain certain customary affirmative and negative covenants, including some relating to the administration and collection of the assigned receivables, the terms of the invoices and the exchange of information, but do not contain maintenance financial covenants.
The commitment of the factor to buy receivables under the Muscle Shoals factoring agreement is subject to certain credit ratings being maintained.
The Group was in compliance with all applicable covenants at December 31, 2019 and 2018.